	RMB Mendon Financial Services Fund
	Portfolio Holdings As of September 30, 2022 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 99.0%
	(percentage of net assets)
	BANKS 96.0%
	Allegiance Bancshares, Inc.	25,000	$1,040,750
	Amerant Bancorp, Inc.	190,000	4,719,600
	Ameris Bancorp [a,b]	100,000	4,471,000
	Atlantic Union Bankshares Corp.	250,000	7,595,000
	Banc of California, Inc.	298,600	4,768,642
	Bank of NT Butterfield & Son Ltd. (The)	140,000	4,544,400
	Business First Bancshares, Inc.	200,000	4,306,000
	Byline Bancorp, Inc.	450,000	9,112,500
	Cadence Bank	150,000	3,811,500
	Civista Bancshares, Inc.	200,000	4,152,000
	CNB Financial Corp.	133,745	3,152,370
*	Coastal Financial Corp.	150,000	5,961,000
	Colony Bankcorp, Inc.	316,467	4,123,565
	ConnectOne Bancorp, Inc.	100,000	2,306,000
*	Customers Bancorp, Inc. [a,b]	50,000	1,474,000
	Equity Bancshares, Inc. - Class A	450,000	13,333,500
	FB Financial Corp. [a,b]	200,000	7,642,000
	First Bancshares, Inc. (The)	410,000	12,246,700
	First Citizens BancShares, Inc. - Class A	4,000	3,189,720
	First Interstate BancSystem, Inc. - Class A	325,000	13,113,750
	Five Star Bancorp	90,424	2,564,425
	Home BancShares, Inc.	150,000	3,376,500
	Lakeland Bancorp, Inc.	111,850	1,790,718
	Live Oak Bancshares, Inc. [a,b]	200,000	6,120,000
*	Metropolitan Bank Holding Corp.	50,000	3,218,000
	NBT Bancorp, Inc.	50,000	1,897,500
*	Nicolet Bankshares, Inc.	50,000	3,522,000
	OceanFirst Financial Corp.	225,000	4,194,000
	Old Second Bancorp, Inc.	450,000	5,872,500
	Origin Bancorp, Inc.	235,000	9,040,450
	PacWest Bancorp	100,000	2,260,000
	Primis Financial Corp.	398,818	4,837,662
	Signature Bank [a,b]	20,000	3,020,000
*	Silvergate Capital Corp. - Class A [a,b]	58,500	4,407,975
	SmartFinancial, Inc.	30,000	741,300
	Southern States Bancshares, Inc.	151,926	4,139,983
	Synovus Financial Corp. [a,b]	50,000	1,875,500
*	Third Coast Bancshares, Inc.	357,773	6,121,496
*	Triumph Bancorp, Inc. [a,b]	50,000	2,717,500
	United Community Banks, Inc.	75,000	2,482,500
	Unity Bancorp, Inc.	68,625	1,723,174
*	USCB Financial Holdings, Inc.	588,042	7,709,231
	Veritex Holdings, Inc.	389,000	10,343,510
	VersaBank	582,808	4,085,484
	Wells Fargo & Co.	50,000	2,011,000
			215,136,405
	INFORMATION TECHNOLOGY SERVICES 0.7%
	EVERTEC, Inc.	50,000	1,567,500

	THRIFTS & MORTGAGE FINANCE 2.3%
	New York Community Bancorp, Inc.	400,000	3,412,000
	Provident Financial Services, Inc.	89,480	1,744,860
			5,156,860
	Total Common Stocks (Cost: $206,472,463)		221,860,765

	Closed-End Funds 0.9%
	(percentage of net assets)
	DIVERSIFIED FINANCIALS 0.9%
	Newtek Business Services Corp.	125,000	2,040,000
	Total Closed-End Funds (Cost: $3,377,888)		2,040,000

	Warrants 0.0%
	(percentage of net assets)
	INFORMATION TECHNOLOGY SERVICES 0.0%
*	Global Blue Group Holding AG	131,385	37,445
	Total Warrants (Cost: $97,225)		37,445

	Short-Term Investments 0.4%
	(percentage of net assets)
	MONEY MARKET FUNDS 0.4%
	First American Government Obligations Fund - Class X - 2.78% [c]	926,449	926,449
	Total Short-Term Investments (Cost: $926,449)		926,449

	Total Investments 100.3% (Cost: $210,874,025)		$224,864,659
	Call option written (0.2)% (Premiums received: $1,508,674)		(528,125)
	Liabilities, less cash and other assets (0.1)%		(156,262)
	Net Assets 100.0%		$224,180,272
		Number of
		Contracts
	Call Option Written (0.2)%
	(percentage of net assets)
	BANKS (0.2)%
	Ameris Bancorp
	@ 50, Notional Amount: $(1,250,000), due Jan 23	(250)	(50,625)
	Customers Bancorp, Inc.
	@ 40, Notional Amount: $(1,000,000), due Nov 22 [d]	(250)	-
	FB Financial Corp.
	@ 45, Notional Amount: $(1,125,000), due Jan 23	(250)	(13,750)
	Live Oak Bancshares, Inc.
	@ 40, Notional Amount: $(2,000,000), due Dec 22	(500)	(88,750)
	@ 40, Notional Amount: $(1,000,000), due Mar 23	(250)	(62,500)
	@ 45, Notional Amount: $(1,125,000), due Mar 23	(250)	(43,750)
	Signature Bank
	@ 210, Notional Amount: $(2,100,000), due Mar 23	(100)	(43,250)
	@ 220, Notional Amount: $(2,200,000), due Mar 23	(100)	(33,500)
	Silvergate Capital Corp. - Class A
	@ 125, Notional Amount: $(1,875,000), due Jan 23	(150)	(37,875)
	@ 125, Notional Amount: $(2,500,000), due May 23	(200)	(133,000)
	@ 190, Notional Amount: $(2,375,000), due Jan 23 [d]	(125)	-
	@ 210, Notional Amount: $(1,050,000), due Jan 23	(50)	(1,125)
	Synovus Financial Corp.
	@ 45, Notional Amount: $(1,125,000), due Feb 23	(250)	(20,000)
	Triumph Bancorp, Inc.
	@ 85, Notional Amount: $(2,125,000), due Feb 23 [d]	(250)	-
			(528,125)
	Total Call Option Written (Premiums received $1,508,674)		(528,125)

*	Indicates securities that do not produce income.
a	Securities or partial securities on which call options were written.
b	Security or partial security segregated as collateral for written options. The Fund is required to establish a margin account with the broker lending the written options.
The aggregate market value of collateral posted was $15,142,375. The Fund is obligated to pay the counterparty any interest due on written options. Such interests are recorded as an expense to the Fund.
c	Rate quoted is seven-day yield at period end.
d	Fair-valued security.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depositary Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When systematic fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of systematic fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

	At September 30, 2022	Level 1	Level 2	Level 3		Total
	RMB Mendon Financial Services Fund
	Assets
	Common Stocks[1]	$221,860,765	$-	$-		$221,860,765
	Closed-End Funds[1]	2,040,000	-	-		2,040,000
	Warrants[1]	37,445	-	-		37,445
	Short-Term Investments	926,449	-	-		926,449
	Total	$224,864,659	$-	$-		$224,864,659
	Liabilities
	Written Options[1]	-	(528,125)	0	[2]	(528,125)
	Total Investments in Securities	$224,864,659	$(528,125)	$0		$224,336,534

[1]	Refer to the Fund’s Portfolio Holdings for a breakdown of holdings by industry.
[2]	The option is categorized as Level 3 and has a value of $0. Due to immateriality, no Level 3 rollforward has been presented.